Acquisition costs and other expenditure	12 Months Ended
Dec. 31, 2019
Acquisition costs and other expenditure
Acquisition costs and other expenditure

B2     Acquisition costs and other expenditure

	2019 $m	2018 $m	2017 $m
Acquisition costs incurred for insurance policies	(4,177)	(4,313)	(4,471)
Acquisition costs deferred less amortisation of acquisition costsnote (i)	2,116	59	1,173
Administration costs and other expenditure*,notes (ii),(iii)	(5,019)	(3,877)	(5,008)
Movements in amounts attributable to external unit holders of consolidated investment funds	(203)	(396)	(343)
Total acquisition costs and other expenditure from continuing operations	(7,283)	(8,527)	(8,649)

*The 2018 administration costs and other expenditure included a credit of $0.5 billion for the negative ceding commissions arising from the group payout annuity business reinsurance agreement entered into by Jackson with John Hancock in 2018.

Notes

(i)

The credit for acquisition costs deferred less amortisation of those costs of $2,116 million (2018: $59 million; 2017: $1,173 million) arises in Asia operations of $358 million (2018: $362 million; 2017: $246 million) and in US operations of $1,758 million (2018: a charge of $(303) million; 2017: a credit of $927 million) as set out in note C5.2. The credit of $1,758 million for US operations (2018: a charge of $(303) million; 2017: a credit of $927 million) comprises additional costs deferred in the year of $807 million (2018: $759 million; 2017: $850 million) driven by higher new business sales and a credit of $951 million (2018: a charge of $(1,062) million; 2017: a credit of $77 million) for DAC amortisation, driven by the hedging losses arising in 2019.

(ii)

During the year, the Group paid $182 million of upfront fees to modify the terms and condition of two subordinated debt instruments, which are expensed to the income statement as described in note C6.1. All other fee expenses relating to financial liabilities held at amortised cost in 2019 and 2018 are part of the determination of the effective interest rate and are included in ‘Administration costs and other expenditure’ above.

(iii)

Total depreciation and amortisation expense is included in ‘Acquisition costs incurred for insurance policies‘, ‘Administration costs and other expenditure’ and ‘Acquisition costs deferred less amortisation of acquisition costs’ and relates primarily to amortisation of deferred acquisition costs of insurance contracts and asset management contracts. The segmental analysis of interest expense (other than interest expense in core structural borrowings) and depreciation and amortisation included within total acquisition costs and other expenditure was as follows:

	Other interest expense			Depreciation and amortisation
	2019* $m	2018 $m	2017 $m	2019* $m	2018 $m	2017 $m
Asia operations:
Insurance	(13)	—	—	(641)	(482)	(446)
Asset management	–	—	—	(14)	(5)	(4)
US operations:
Insurance	(264)	(212)	(150)	901	(1,110)	26
Asset management	(2)	—	—	(4)	(8)	(8)
Total segment	(279)	(212)	(150)	242	(1,605)	(432)
Unallocated to a segment (other operations)	(27)	(38)	(50)	(30)	(3)	(3)
Total continuing operations	(306)	(250)	(200)	212	(1,608)	(435)

*In 2019,these amounts also include interest on lease liabilities of $20 million and depreciation on right-of-use assets of $141 million recognised under IFRS 16.

B2.1   Staff and employment costs

The average number of staff employed by the Group, for both continuing and discontinued operations, during the years shown was:

	2019	2018	2017
Asia operations	14,471	16,798	15,477
US operations	4,014	4,285	4,564
Other operations*	519	676	660
Total continuing operations	19,004	21,759	20,701
Discontinued UK and Europe operations†	5,672	6,447	6,450
Total Group	24,676	28,206	27,151
*	The Other operations' staff numbers include staff from central operations and Africa which are unallocated to a segment.

†     Average staff numbers of the discontinued UK and Europe operations are for the period up to the demerger in October 2019.

The costs of employment, for both continuing and discontinued operations, were:

	2019 $m			2018 $m			2017 $m
			Group			Group			Group
	Continuing	Discontinued	total	Continuing	Discontinued	total	Continuing	Discontinued	total
Wages and salaries	1,435	573	2,008	1,517	694	2,211	1,557	730	2,287
Social security costs	53	68	121	71	84	155	73	93	166
Defined benefit schemes*	(91)	(5)	(96)	7	(46)	(39)	(23)	19	(4)
Defined contribution schemes	69	41	110	77	50	127	67	43	110
Total Group†	1,466	677	2,143	1,672	782	2,454	1,674	885	2,559
*

The charge (credit) incorporated the effect of actuarial gains and losses. Post-demerger of the UK and Europe operations, the Group's defined benefit schemes costs are expected to be negligible. See note C9.

†     Total costs of employment in the table above include the costs of employment of the discontinued UK and Europe operations up to the demerger in October 2019.

B2.2  Share-based payment

The Group offers discretionary share awards to certain key employees and all-employee share plans for all UK and a number of Asian locations.

The compensation expense charged to the income statement is primarily based upon the fair value of the options granted, the vesting period and the vesting conditions.

The Company has established trusts to facilitate the delivery of Prudential plc shares under these plans. The cost to the Company of acquiring these newly issued shares held in trusts is shown as a deduction from shareholders’ equity.

(a)     Description of the plans

The Group operates a number of share award plans that provides Prudential plc shares, or ADRs, to participants upon vesting. The plans in operation include the Prudential Long Term Incentive Plan (PLTIP), the Prudential Annual Incentive Plan (AIP), savings-related share option schemes, share purchase plans and deferred bonus plans. Where Executive Directors participate in these plans, details are provided in the Compensation and Employee section. In addition, the following information is provided.

Share scheme	Description
Prudential Corporation Asia Long-Term Incentive Plan (PCA LTIP)

The PCA LTIP provides eligible employees with conditional awards. Awards are discretionary and vest after three years subject to the employee being in employment. Vesting of awards may also be subject to performance conditions. All awards are generally made in Prudential shares, or ADRs. In countries where share awards are not feasible due to securities and/or tax considerations, awards will be replaced by the cash value of the shares that would otherwise have vested.

Prudential Agency Long-Term Incentive Plan	Certain agents in Asia are eligible to be granted awards under the Prudential Agency Long-Term Incentive Plan. These awards are structured in a similar way to the PCA LTIP described above.
Restricted Share Plan (RSP)

The Company operates the RSP for certain employees. Awards under this plan are discretionary, and the vesting of awards may be subject to performance conditions. All awards are made in Prudential shares or ADRs.

Deferred bonus plans

The Company operates a number of deferred bonus plans including the Group Deferred Bonus Plan (GDBP) and the Prudential Corporation Asia Deferred Bonus Plan (PCA DBP). There are no performance conditions attached to deferred share awards made under these arrangements.

Savings-related share option schemes

Employees and eligible agents in a number of geographies are eligible for plans similar to the HMRC-approved Save As You Earn (SAYE) share option scheme in the UK. During the year ended 31 December 2019 eligible employees participated in the International Savings-Related Share Option Scheme while eligible agents based in certain regions of Asia can participate in the International Savings-Related Share Option Scheme for Non-Employees.

Share purchase plans

Eligible employees outside the UK are invited to participate in arrangements similar to the Company’s HMRC-approved UK SIP, which allows the purchase of Prudential plc shares. Staff based in Asia are eligible to participate in the Prudential Corporation Asia All Employee Share Purchase Plan.

(b)     Outstanding options and awards

The following table shows the movement in outstanding options and awards under the Group’s share-based compensation plans:

	Options outstanding under SAYE						Awards outstanding under
	schemes						incentive plans
	2019		2018		2017		2019	2018	2017
		Weighted		Weighted		Weighted
		average		average		average
	Number	exercise	Number	exercise	Number	exercise	Number
	of options	price	of options	price	of options	price	of awards
	millions	£	millions	£	millions	£	millions
Balance at beginning of year:	4.9	12.10	6.4	11.74	7.1	10.74	32.8	33.6	30.2
Granted	0.6	11.13	0.3	13.94	1.4	14.55	13.4	10.7	12.7
Modification	0.3	11.95	—	—	—	—	4.3	—	—
Exercised	(1.7)	10.87	(1.4)	10.85	(1.7)	10.07	(9.8)	(8.7)	(7.3)
Forfeited	—	12.87	(0.1)	12.25	(0.1)	10.83	(2.5)	(2.6)	(1.3)
Cancelled	(0.1)	12.82	(0.2)	12.43	(0.2)	11.19	(0.7)	—	(0.1)
Lapsed/Expired	(0.1)	12.93	(0.1)	12.60	(0.1)	10.86	(1.0)	(0.2)	(0.6)
M&G plc awards derecognised on demerger	(0.1)	13.37	—	—	—	—	(3.5)	—	—
Balance at end of year	3.8	12.38	4.9	12.10	6.4	11.74	33.0	32.8	33.6
Options immediately exercisable at end of year	0.9	11.33	0.8	10.37	0.4	11.06

On demerger of the M&G plc business from the Prudential Group, outstanding share / ADR awards for Prudential plc participants were adjusted to receive the demerger dividend in the form of additional Prudential plc shares / ADRs, to be released on the same timetable and to the same extent as their original share awards. In the case of the International Savings-Related Share Option Scheme for Non-Employees the adjustments to outstanding options were confirmed as being fair and reasonable by an independent financial adviser in accordance with the rules of that plan and the Hong Kong Stock Exchange Listing Rules.

Employees of M&G plc were granted replacement awards over M&G plc shares, in exchange for existing Group awards outstanding under incentive plans. As designated replacement awards were granted, no cancellation was recognised in respect of the original awards. As the replacement awards are an obligation of M&G plc, these awards were derecognised by the Group on demerger.

M&G plc employees with outstanding SAYE options on demerger were treated as ‘good leavers’, with both the vesting period and number of options exercisable curtailed on demerger.

The weighted average share price of Prudential plc for 2019 was £15.05 (2018: £17.36 ; 2017: £17.51).

The following table provides a summary of the range of exercise prices for Prudential plc options outstanding at 31 December:

	Outstanding									Exercisable
				Weighted average
	Number			remaining			Weighted average			Number			Weighted average
	outstanding			contractual life			exercise			exercisable			exercise
	(millions)			(years)*			prices £			(millions)			prices £
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Between £6 and £7	—	—	—	—	—	0.4	—	—	6.29	—	—	—	—	—	6.29
Between £9 and £10	—	0.3	0.5	—	0.4	1.4	—	9.01	9.01	—	0.3	—	—	9.01	—
Between £11 and £12	2.4	3.0	4.5	2.0	1.6	2.2	11.19	11.19	11.21	0.9	0.5	0.4	11.33	11.11	11.55
Between £13 and £14	0.3	0.3	—	3.2	4.1	—	13.94	13.94	—	—	—	—	—	—	—
Between £14 and £15	1.1	1.3	1.4	2.0	2.6	3.9	14.55	14.55	14.55	—	—	—	—	—	—
Weighted average	3.8	4.9	6.4	2.1	2.1	2.5	12.38	12.10	11.74	0.9	0.8	0.4	11.33	10.37	11.06
*	The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.

(c)  Fair value of options and awards

The fair value amounts estimated on the date of grant relating to all options and awards were determined by using  the following assumptions:

	2019				2018			2017
	SAYE options
		Granted in	Granted in
	Prudential	October	November	Other	Prudential	SAYE	Other	Prudential	SAYE	Other
	LTIP (TSR)	2019	2019	awards	LTIP (TSR)	options	awards	LTIP (TSR)	options	awards
Dividend yield (%)	—	3.66	2.10	—	—	2.52	—	—	2.85	—
Expected volatility (%)	22.14	25.58	23.92	—	24.03	21.09	—	23.17	20.15	—
Risk-free interest rate (%)	0.97	0.31	1.60	—	1.19	0.97	—	0.62	0.56	—
Expected option life (years)	—	3.96	3.47	—	—	3.94	—	—	3.49	—
Weighted average exercise price (£)	—	11.12	11.18	—	—	13.94	—	—	14.55	—
Weighted average share price at grant date (£)	16.07	13.94	13.77	—	17.46	16.64	—	16.80	17.74	—
Weighted average fair value at grant date (£)	6.32	2.90	3.35	15.39	6.64	3.29	17.04	8.30	3.29	16.12

The compensation costs for all awards and options are recognised in net income over the plans’ respective vesting periods. The Group uses the Black-Scholes model to value all options and awards other than those which have TSR performance conditions attached (some Prudential LTIP and RSP awards) for which the Group uses a Monte Carlo model in order to allow for the impact of these conditions. These models are used to calculate fair values for share options and awards at the grant date based on the quoted market price of the stock at the measurement date, the amount, if any, that the employees are required to pay, the dividend yield, expected volatility, risk-free interest rates and exercise prices.

For all options and awards, the expected volatility is based on the market implied volatilities as quoted on Bloomberg. The Prudential specific at-the-money implied volatilities are adjusted to allow for the different terms and discounted exercise price on SAYE options by using information on the volatility surface of the FTSE 100.

Risk-free interest rates are taken from swap spot rates with projections for two-year, three-year and five-year terms to match corresponding vesting periods. For 2019 awards issued prior to demerger, dividend yields are determined as the average yield over a period of 12 months up to and including the date of grant, and data is based on sterling risk free rates. For 2019 awards issued after demerger, dividend yields are estimated based on £750 million target dividend included in the demerger investor circular and data is based on US dollar risk free rates. For awards with a TSR condition, volatilities and correlations between Prudential and a basket of 12 competitor companies is required. For grants in 2019, the average volatility for the basket of competitors was 23.10 per cent (2018: 21.32 per cent; 2017: 22.93 per cent). Correlations for the basket are calculated for each pairing from the log of daily TSR returns for the three years prior to the valuation date. Market implied volatilities are used for both Prudential and the basket of competitors. Changes to the subjective input assumptions could materially affect the fair value estimate.

(d)   Share-based payment expense charged to the income statement

Total expense recognised in 2019 in the consolidated financial statements relating to share-based compensation is $181 million (2018: $191 million), all accounted for as equity-settled.

The Group has no liabilities outstanding at the year-end relating to awards that are settled in cash.

B2.3   Key management remuneration

Key management constitutes the Directors of Prudential plc as they have authority and responsibility for planning, directing and controlling the activities of the Group and following reorganisations during 2019, key management also includes other non-director members of the Group Executive Committee from August 2019.

Total key management remuneration is analysed in the following table:

	2019 $m	2018 $m	2017 $m
Salaries and short-term benefits	25.2	22.0	23.0
Post-employment benefits	1.5	2.0	2.0
Share-based payments	13.1	19.0	18.0
	39.8	43.0	43.0

The share-based payments charge comprises $8.4 million (2018: $13.0 million; 2017: $10.7 million), which is determined in accordance with IFRS 2 ‘Share-based Payment’ (see note B2.2) and $4.8 million (2018: $6.4 million; 2017: $7.5 million) of deferred share awards.

B2.4   Fees payable to the auditor

	2019 $m	2018 $m	2017 $m
Fees payable to the Company’s auditor for the audit of the Company’s annual accounts	2.2	2.8	2.7
Fees payable to the Company’s auditor and its associates for other services:
Audit of subsidiaries pursuant to legislation	9.5	12.3	10.7
Audit-related assurance services *	5.7	6.3	5.5
Other assurance services	5.7	1.5	1.9
Services relating to corporate finance transactions	7.3	0.3	0.5
All other services	—	1.2	0.9
Total fees paid to the auditor	30.4	24.4	22.2

Analysed into:
Fees payable to the auditor attributable to the continuing operations:
Non-audit services associated with the demerger of the UK and Europe operations†	11.7	1.0	—
Other audit and non-audit services	15.3	15.1	14.6
	27.0	16.1	14.6
Fees payable to the auditor attributable to the discontinued UK and Europe operations	3.4	8.3	7.6
	30.4	24.4	22.2
*	Of the audit-related assurance service fees of $5.7 million in 2019 (2018: $6.3 million), $1.1 million relates to services that are required by law.

†Of the $11.7 million one-off non-audit services fees in 2019 associated with the demerger of the UK and Europe operations, $4.4 million was for other assurance services and $7.3 million was for services relating to corporate finance transactions. In 2018, the $1.0 million was for all other services associated with the preparation for the demerger.

In addition, there were fees incurred by pension schemes of $0.1 million (2018: $0.3 million; 2017: $0.1 million) for audit services. These pension schemes were transferred to UK and Europe operations in 2019 as part of the demerger.